Schedule II- Consolidated Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
CONSOLIDATED VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II – CONSOLIDATED VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

Year Ended	Description	Balance at Beginning of Year	Charged (Credited) to Costs and Expense	Charge Offs and Other	Balance at End of Year
December 31, 2010	Allowance for Bad Debts	$1,922	$2,873	$(502)	$4,293
December 31, 2010	Deferred Tax Valuation Allowance	—	7,170	—	7,170
December 31, 2011	Allowance for Bad Debts	$4,293	$790	$(4,090)	$993
December 31, 2011	Deferred Tax Valuation Allowance	7,170	29,701	—	36,871
December 31, 2012	Allowance for Bad Debts	$993	$1,327	$(100)	$2,220
December 31, 2012	Deferred Tax Valuation Allowance	36,871	15,045	—	51,916